Annual Total Returns - Delaware Healthcare Fund - Class A	Mar. 31, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	17.04%
2015	11.43%
2016	(4.34%)
2017	31.96%
2018	(0.84%)
2019	31.53%
2020	11.14%
2021	(5.32%)
2022	(1.32%)
2023	4.20%